Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000015684 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000015684 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000015684 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015684 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015684 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000015684 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015684 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015684 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015684 | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015684 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015684 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000015684 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000015684 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000015684 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015684 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015684 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015684 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015684 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015684 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000015684 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015684 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015687 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000015687 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000015687 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015687 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015687 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000015687 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015687 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015687 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015687 | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015687 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015687 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000015687 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000015687 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000015687 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015687 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015687 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015687 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015687 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015687 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000015687 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015687 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015689 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000015689 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000015689 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015689 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015689 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000015689 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015689 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015689 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015689 | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015689 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015689 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000015689 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000015689 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000015689 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015689 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015689 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015689 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015689 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015689 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000015689 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015689 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015690 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000015690 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000015690 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015690 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015690 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000015690 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015690 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015690 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015690 | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015690 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015690 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000015690 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000015690 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000015690 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015690 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015690 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015690 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015690 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015690 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000015690 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015690 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%